Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 4,035	$ 31,470	$ 30,240
Restricted cash			1,223
Trade and notes receivables, net	12,965	101,133	114,714
Trade and notes receivables – related parties	242	1,886	8,806
Inventories, net	2,167	16,901	37,809
Loan receivables – related parties	1,423	11,098	5,753
Prepayments, other receivables and other current assets, net	5,331	41,592	56,256
Financial assets	4	31
Contract assets	3,793	29,584	40,382
Contract assets	135	1,050	3,488
Tax recoverable	48	373	103
Total current assets	30,143	235,118	298,774
PROPERTY AND EQUIPMENT, NET	4,539	35,403	74,592
Goodwill	13,069	101,939	101,939
Other intangible assets, net	63,101	492,185	593,223
Investment in unconsolidated associates	29	227	521
Equity investment, fair value	12	94	1,312
Prepayments and deposits	628	4,902	131
Deferred tax assets, net	629	4,903	3,316
Total non-current assets	77,468	604,250	700,442
TOTAL ASSETS	112,150	874,771	1,073,808
CURRENT LIABILITIES
Current portion of corporate bonds payable	14,470	112,867	150,502
Bank borrowing	1,435	11,194	6,115
Convertible notes	2,227	17,373
Short-term borrowings	373	2,911	6,000
Short-term borrowings – related parties	189	1,478	7,259
Trade payable	1,718	13,398	7,772
Trade payable – related parties			1,103
Other payables and accruals	6,195	48,320	54,621
Other payables – related parties	88	686	1,154
Deposit received for convertible notes			46,965
Current portion of lease liabilities	660	5,146	7,918
Taxes payable	4,346	33,898	39,740
Contract liabilities	4,796	37,410	45,264
Dividend payable to Non-controlling interest	194	1,511
Total current liabilities	36,691	286,192	374,413
OTHER LIABILITIES
Promissory Notes	15,845	123,590	308,075
Corporate bonds payable	321	2,500	7,702
Convertible notes	1,944	15,166	14,121
Short-term borrowing	1,410	11,000	3,875
Noncurrent portion of lease liabilities	2,391	18,648	53,232
Consideration payable			86,500
Deferred tax liabilities	9,620	75,035	90,105
Total other liabilities	31,531	245,939	563,610
TOTAL LIABILITIES	68,222	532,131	938,023
TOTAL LIABILITIES	68,222	532,131	938,023
COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, HK$0.01 par value; authorized 2,000,000,000 shares ; issued and outstanding 509,116,921 and 683,493,072 as of December 31, 2021 and 2022, respectively	876	6,835	5,091
Preference shares	415	3,236
Additional paid-in capital	101,406	790,966	428,850
Accumulated deficit	(58,277)	(454,557)	(353,296)
Statutory reserves	1,728	13,476	10,706
Accumulated other comprehensive (loss) income	(843)	(6,574)	50,728
Total Graphex Group Limited Shareholders’ Equity	45,305	353,382	142,079
Non-controlling interest	(1,377)	(10,742)	(6,294)
TOTAL EQUITY	43,928	342,640	135,785
TOTAL LIABILITIES AND EQUITY	$ 112,150	$ 874,771	$ 1,073,808